CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ 6,448	$ (33,904)	$ (93,419)
Adjustments to reconcile net income/(loss) to net cash used in operating activities:
Bad debt provisions	412	7,184	11,912
Depreciation and amortization	1,334	1,018	1,560
Amortization of right-of-use asset	946	860	0
Impairment of fixed assets, prepaid equipment cost and intangible assets	0	0	564
Share-based compensation	186	161	45
Loss from and impairment on long-term investments	2,947	2,703	52,337
Loss on disposal of property and equipment	13	89	0
Impairment loss on inventory	0	322	657
Cost of non-deductible input VAT that generated in prior years	1,318	10,998	0
Gain on fair value change of earn-out provision	0	0	(1,653)
Other income on concession payable waived	(563)	(4,053)	(12,318)
Other income on disposal of subsidiaries	(8,974)	0	0
Income tax benefit due to reverse of UTP	(11,065)	0	0
Write off of long-term deposit not refundable	0	0	359
Changes in assets and liabilities
Accounts receivable	(1,717)	(608)	1,361
Prepaid concession fees	724	500	5,056
Other current assets	(606)	(2,462)	4,541
Long-term deposits	499	121	4,171
Other non-current assets	0	0	1,210
Amount due from related parties	1	(10)	934
Accounts payable	1,075	1,866	7,751
Accrued expenses and other current liabilities	141	(134)	(3,693)
Deferred revenue	(327)	850	757
Amount due to related parties	821	30	0
Income tax payable	1,391	496	(1,515)
Lease liabilities	(559)	(943)	0
Other noncurrent liabilities	0	0	(391)
Net cash used in operating activities	(5,555)	(14,916)	(19,774)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(83)	(2,805)	(3,616)
Acquisition of equity interests from non-controlling shareholders	0	0	(302)
Proceeds from disposal of equity investment	0	7,245	22,640
Proceeds from disposal of subsidiaries	435	0	0
Collection of loan to third parties	0	0	1,374
Net cash provided by investing activities	352	4,440	20,096
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash received from short-term loan	5,217	5,941	6,339
Cash repaid for short-term loan	0	(11,882)	0
Cash received from long-term loan	0	0	2,868
Cash repaid for long-term loan	(145)	(145)	0
Cash received from loan due to related parties	0	2,898	0
Cash repaid for loan due to related parties	(1,849)	0	0
Capital contribution from non-controlling interest	1,449	0	0
Financing received from the third parties	14,492	0	0
Capital withdraw by non-controlling shareholder	0	(1,135)	(10,902)
Net cash (used in) provided by financing activities	19,164	(4,323)	(1,695)
Effect of exchange rate changes	690	219	(1,560)
Net (decrease)increase in cash, cash equivalents and restricted cash	14,651	(14,580)	(2,933)
Cash, cash equivalents and restricted cash, at beginning of year	959	15,539	18,472
Cash, cash equivalents and restricted cash, at end of year	15,610	959	15,539
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income tax paid	16	194	1,665
Interests paid	326	513	2,443
SUPPLEMENTAL DISCLOSURE OF NON-CASH ACTIVITIES:
Share issuance for purchase of property and equipment	2,531	0	0
Dividend from a RPT to settle the payable to that RPT	679	0	0
Payable for purchase of property and equipment	0	(462)	103
Payable of acquisition of non-controlling interests	0	0	524
Payable of capital withdraw from non-controlling interest	0	0	758
Recognition of right-of-use and lease payment liability	$ 59	$ 2,308	$ 0